Quarterly Holdings Report
for
Fidelity® Low Volatility Factor ETF
April 30, 2024
T18-NPRT3-0624
1.9880052.107
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	451,028	7,617,863
Verizon Communications, Inc.	217,573	8,591,958
		16,209,821
Entertainment - 0.5%
Electronic Arts, Inc.	43,576	5,526,308
Interactive Media & Services - 4.6%
Alphabet, Inc. Class A	281,766	45,865,869
Media - 1.3%
Comcast Corp. Class A	202,143	7,703,670
Fox Corp. Class A	170,457	5,285,872
		12,989,542
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	43,702	7,174,557
TOTAL COMMUNICATION SERVICES		87,766,097
CONSUMER DISCRETIONARY - 10.7%
Broadline Retail - 4.0%
Amazon.com, Inc. (a)	229,277	40,123,475
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	30,218	8,250,723
Starbucks Corp.	70,299	6,220,759
		14,471,482
Household Durables - 0.6%
Garmin Ltd.	37,980	5,486,971
Specialty Retail - 4.1%
AutoZone, Inc. (a)	1,888	5,581,683
Lowe's Companies, Inc.	31,876	7,267,409
O'Reilly Automotive, Inc. (a)	5,333	5,403,716
The Home Depot, Inc.	33,935	11,341,756
TJX Companies, Inc.	68,634	6,457,773
Tractor Supply Co.	20,221	5,521,951
		41,574,288
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	68,423	6,312,706
TOTAL CONSUMER DISCRETIONARY		107,968,922
CONSUMER STAPLES - 6.1%
Beverages - 1.4%
PepsiCo, Inc.	40,588	7,139,835
The Coca-Cola Co.	114,735	7,087,181
		14,227,016
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	12,287	8,882,272
Walmart, Inc.	125,835	7,468,307
		16,350,579
Food Products - 0.9%
General Mills, Inc.	39,190	2,761,327
Mondelez International, Inc.	52,574	3,782,174
The Hershey Co.	11,904	2,308,424
		8,851,925
Household Products - 1.7%
Colgate-Palmolive Co.	38,111	3,503,163
Kimberly-Clark Corp.	21,306	2,908,908
Procter & Gamble Co.	63,293	10,329,418
		16,741,489
Tobacco - 0.5%
Philip Morris International, Inc.	52,875	5,019,953
TOTAL CONSUMER STAPLES		61,190,962
ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Chesapeake Energy Corp. (b)	27,314	2,454,982
Chevron Corp.	52,103	8,402,651
ConocoPhillips Co.	43,648	5,483,062
Coterra Energy, Inc.	94,364	2,581,799
DT Midstream, Inc.	37,541	2,335,050
Exxon Mobil Corp.	108,066	12,780,966
Kinder Morgan, Inc.	155,317	2,839,195
Pioneer Natural Resources Co.	13,562	3,652,518
The Williams Companies, Inc.	81,927	3,142,720
		43,672,943
FINANCIALS - 13.2%
Capital Markets - 2.2%
Cboe Global Markets, Inc.	40,077	7,259,949
CME Group, Inc.	41,896	8,783,077
FactSet Research Systems, Inc.	15,221	6,345,483
		22,388,509
Financial Services - 3.8%
Jack Henry & Associates, Inc.	43,434	7,066,277
MasterCard, Inc. Class A	33,595	15,158,064
Visa, Inc. Class A	60,733	16,313,491
		38,537,832
Insurance - 7.2%
Arthur J. Gallagher & Co.	34,839	8,176,365
Assurant, Inc.	42,332	7,382,701
Brown & Brown, Inc.	94,846	7,733,743
Chubb Ltd.	37,551	9,336,681
Globe Life, Inc.	59,954	4,566,696
Marsh & McLennan Companies, Inc.	46,968	9,366,828
Progressive Corp.	52,051	10,839,621
The Travelers Companies, Inc.	37,960	8,053,594
W.R. Berkley Corp.	91,346	7,030,902
		72,487,131
TOTAL FINANCIALS		133,413,472
HEALTH CARE - 12.2%
Biotechnology - 3.5%
AbbVie, Inc.	74,753	12,157,828
Amgen, Inc.	30,192	8,270,796
Regeneron Pharmaceuticals, Inc. (a)	8,566	7,629,394
Vertex Pharmaceuticals, Inc. (a)	19,397	7,619,336
		35,677,354
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	90,473	9,587,424
Becton, Dickinson & Co.	30,913	7,252,190
		16,839,614
Health Care Providers & Services - 2.3%
CVS Health Corp.	108,804	7,367,119
UnitedHealth Group, Inc.	32,325	15,635,603
		23,002,722
Pharmaceuticals - 4.7%
Eli Lilly & Co.	26,765	20,906,142
Johnson & Johnson	91,141	13,178,077
Merck & Co., Inc.	103,438	13,366,258
		47,450,477
TOTAL HEALTH CARE		122,970,167
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.8%
General Dynamics Corp.	20,313	5,831,659
Huntington Ingalls Industries, Inc.	16,093	4,456,634
L3Harris Technologies, Inc.	23,669	5,066,349
Lockheed Martin Corp.	14,400	6,694,992
Northrop Grumman Corp.	12,282	5,957,138
		28,006,772
Commercial Services & Supplies - 1.1%
Republic Services, Inc.	27,985	5,364,725
Waste Management, Inc.	29,789	6,196,708
		11,561,433
Electrical Equipment - 0.8%
Eaton Corp. PLC	24,296	7,732,445
Ground Transportation - 0.7%
Union Pacific Corp.	29,946	7,101,993
Industrial Conglomerates - 0.7%
Honeywell International, Inc.	35,352	6,813,391
Machinery - 1.4%
Graco, Inc.	50,776	4,072,235
Otis Worldwide Corp.	54,588	4,978,426
PACCAR, Inc.	51,586	5,473,790
		14,524,451
Professional Services - 2.5%
Automatic Data Processing, Inc.	25,658	6,206,414
Booz Allen Hamilton Holding Corp. Class A	31,552	4,659,284
FTI Consulting, Inc. (a)	22,056	4,716,234
Paychex, Inc.	40,806	4,848,161
Verisk Analytics, Inc.	19,742	4,302,966
		24,733,059
TOTAL INDUSTRIALS		100,473,544
INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 2.6%
Cisco Systems, Inc.	292,118	13,723,704
Motorola Solutions, Inc.	34,831	11,812,934
		25,536,638
IT Services - 5.1%
Accenture PLC Class A	41,293	12,425,477
Akamai Technologies, Inc. (a)	84,961	8,575,114
Amdocs Ltd.	111,847	9,394,030
IBM Corp.	74,534	12,387,551
VeriSign, Inc. (a)	52,521	8,901,259
		51,683,431
Semiconductors & Semiconductor Equipment - 1.5%
Texas Instruments, Inc.	83,647	14,757,004
Software - 11.8%
Microsoft Corp.	190,978	74,353,455
Oracle Corp.	123,072	13,999,440
Qualys, Inc. (a)	53,977	8,847,370
Roper Technologies, Inc.	20,917	10,698,209
Tyler Technologies, Inc. (a)	24,489	11,302,898
		119,201,372
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	380,530	64,815,675
TOTAL INFORMATION TECHNOLOGY		275,994,120
MATERIALS - 2.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	9,908	2,341,657
Balchem Corp.	9,708	1,372,517
Corteva, Inc.	39,514	2,138,893
Ecolab, Inc.	12,091	2,734,380
Linde PLC	13,968	6,159,329
NewMarket Corp.	2,318	1,221,401
Sherwin-Williams Co.	9,416	2,821,128
		18,789,305
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	3,870	2,271,961
Vulcan Materials Co.	8,540	2,200,160
		4,472,121
Containers & Packaging - 0.3%
Aptargroup, Inc.	11,320	1,634,382
Packaging Corp. of America	9,879	1,708,869
		3,343,251
TOTAL MATERIALS		26,604,677
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Agree Realty Corp.	24,554	1,404,980
American Homes 4 Rent Class A	45,334	1,622,957
American Tower Corp.	17,289	2,966,101
Crown Castle, Inc.	21,978	2,061,097
Digital Realty Trust, Inc.	16,251	2,255,314
Equinix, Inc.	3,700	2,631,107
Equity Lifestyle Properties, Inc.	23,837	1,437,133
Prologis, Inc.	31,096	3,173,347
Public Storage	8,299	2,153,176
Realty Income Corp.	43,278	2,317,104
SBA Communications Corp. Class A	8,321	1,548,705
		23,571,021
UTILITIES - 2.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	38,929	3,349,062
Duke Energy Corp.	39,361	3,867,612
Southern Co.	55,079	4,048,307
Xcel Energy, Inc.	47,751	2,565,661
		13,830,642
Multi-Utilities - 0.8%
CMS Energy Corp.	43,329	2,626,171
Consolidated Edison, Inc.	31,061	2,932,158
WEC Energy Group, Inc.	33,530	2,770,919
		8,329,248
TOTAL UTILITIES		22,159,890
TOTAL COMMON STOCKS (Cost $983,690,630)		1,005,785,815

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,379,177	1,379,452
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	1,367,887	1,368,024
TOTAL MONEY MARKET FUNDS (Cost $2,747,476)		2,747,476

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $986,438,106)	1,008,533,291
NET OTHER ASSETS (LIABILITIES) - 0.0% (e)	(456,483)
NET ASSETS - 100.0%	1,008,076,808

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	89	Jun 2024	2,254,815	(51,986)	(51,986)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $105,020 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	909,740	40,979,604	40,509,883	56,158	(9)	-	1,379,452	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,428,449	44,091,536	46,151,961	9,035	-	-	1,368,024	0.0%
Total	4,338,189	85,071,140	86,661,844	65,193	(9)	-	2,747,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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